Segmental Analyses - Disclosure of Revenues at Current Rates and Revenues Translated (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Revenue	[1]	£ 25,877	£ 24,492	£ 19,564
Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		50	180	258
Constant Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		25,683	25,760
Exchange
Disclosure Of Geographical Areas [Line Items]
Revenue		144	(1,448)
Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		25,827	24,312	19,306
United States
Disclosure Of Geographical Areas [Line Items]
Revenue		10,373	9,495	4,160
United States | Constant Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		9,917	9,838
United States | Exchange
Disclosure Of Geographical Areas [Line Items]
Revenue		456	(343)
United States | Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		10,373	9,495	4,160
APME
Disclosure Of Geographical Areas [Line Items]
Revenue		5,153	4,882	4,973
APME | Constant Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		5,157	5,250
APME | Exchange
Disclosure Of Geographical Areas [Line Items]
Revenue		(4)	(368)
APME | Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		5,153	4,882	4,973
AMSSA
Disclosure Of Geographical Areas [Line Items]
Revenue		4,261	4,111	4,323
AMSSA | Constant Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		4,491	4,560
AMSSA | Exchange
Disclosure Of Geographical Areas [Line Items]
Revenue		(230)	(449)
AMSSA | Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		4,261	4,111	4,323
ENA
Disclosure Of Geographical Areas [Line Items]
Revenue		6,090	6,004	6,108
ENA | Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		50	180	258
ENA | Constant Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		6,118	6,112
ENA | Exchange
Disclosure Of Geographical Areas [Line Items]
Revenue		(78)	(288)
ENA | Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		£ 6,040	£ 5,824	£ 5,850

[1]	Revenue is net of duty, excise and other taxes of £39,826 million, £38,553 million and £37,780 million for the years ended 31 December 2019, 2018 and 2017, respectively.